Summary of Benefit Payments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Defined Benefit Plan Expected Future Benefit Payments Fiscal Year Maturity [Line Items]
2018	$ 186
2019	199
2020	843
2021	548
2022	373
2023-2027	1,796
Total	$ 3,945